Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents.
Cash at bank and in hand	$ 1,461	$ 1,182	$ 755
Short-term deposits	4,868	6,650	4,614
Cash and cash equivalents	6,329	7,832	5,369
Unsecured bank overdrafts	(291)	(286)	(146)
Total cash and cash equivalents net of overdrafts	6,038	7,546	5,223	$ 4,671
Cash and cash equivalents held in escrow, insurance solvency, capital and security requirements	$ 0	$ 0	$ 1